Going Concern (Details) - USD ($)				12 Months Ended
	May 02, 2024	Mar. 07, 2024	Jan. 10, 2022	Dec. 31, 2023	Mar. 31, 2024	Oct. 23, 2023	Mar. 31, 2023	Dec. 31, 2022	Aug. 18, 2022
Going Concern [Line Items]
Bank deposits				$ 221,760	$ 300,122			$ 810,371	$ 45,500
Working capital deficit				7,400,000	11,400,000			$ 3,300,000
Accounts receivable	$ 1,240,150			305,669
Net purchase price	807,500		$ 3,000,000
Total fees	42,500
Installment amount paid	$ 41,000
Loan to pay off				$ 0	$ 50,000	$ 175,315	$ 419
Factor H [Member]
Going Concern [Line Items]
Interest rate	93.05%
Nature's Miracle Holding Inc. [Member]
Going Concern [Line Items]
Loan amount		$ 1,405,000
Interest rate		10.00%